Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Selling, general and administrative expense [abstract]
Administrative Expenses

	For the year ended December 31,
	2021	2020	2019
Personnel expenses	1,455	1,013	1,006
Audit fees	215	143	98
Consulting fees	329	243	191
Communication	16	12	7
Stationery	6	3	2
Greek tax authorities (note 19)	185	130	116
Other	404	347	163
Total	2,610	1,891	1,583